Offerings - Offering: 1	Mar. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Stock Option and Incentive Plan Common Stock, $0.01 par value per share
Amount Registered | shares	2,936,414
Proposed Maximum Offering Price per Unit	22.46
Maximum Aggregate Offering Price	$ 65,951,858.44
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,097.23
Offering Note
(1)     Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, $0.01 par value per share (the “Common Stock”), of Phreesia, Inc. (the “Registrant”) which become issuable under the Registrant’s 2019 Stock Option and Incentive Plan (the “2019 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(2)     Represents an automatic increase to the number of shares of Common Stock reserved for future issuance under the 2019 Plan on February 1, 2025 pursuant to an “evergreen” provision contained in the 2019 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2019 Plan automatically increases on February 1st of each year by an amount equal to five percent (5%) of the number of shares of Common Stock issued and outstanding on the immediately preceding January 31, or such lesser number of shares of Common Stock as determined by the Administrator (as defined in the 2019 Plan).

(3)     Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on $22.46, the average of the high and low sales prices of the Registrant’s common stock as reported on the New York Stock Exchange on March 10, 2025.